Other current financial assets (Tables)	6 Months Ended
Jun. 30, 2023
Disclosure Of Other current Financial Assets [Abstract]
Summary of Breakdown for Other Current Financial Assets
The following table provides a breakdown for other current financial assets (see Note 20 — Fair value measurement for a breakdown of other current financial assets by fair value level):

(€ thousands)	At June 30, 2023	At December 31, 2022
Securities	105,752	316,595
Financial receivables	2,200	2,224
Guarantee deposits	1,966	2,075
Total other current financial assets	109,918	320,894

The following table provides a breakdown for securities:

(€ thousands)	At December 31, 2022	Investments	Disposals	Fair value adjustments	Realized gains/(losses)	Exchange rate gains/(losses)	At June 30, 2023
FVPL
Insurance contracts	114,975	—	(87,906)	491	(35)	—	27,525
Private equity	18,311	2,130	(507)	271	—	(197)	20,008
Real estate funds	12,129	1,889	—	(159)	—	(111)	13,748
Private debt	13,644	—	(4,164)	(28)	33	—	9,485
Hedge funds	46,761	2,004	(40,653)	51	264	(67)	8,360
Money market funds	2,587	—	(505)	(5)	60	(103)	2,034
Equity	14,592	—	(14,999)	(43)	703	7	260
Fixed income	64,017	—	(65,018)	—	1,001	—	—
Commodities	2,727	—	(2,601)	—	(126)	—	—
Total FVPL	289,743	6,023	(216,353)	578	1,900	(471)	81,420
FVOCI
Floating income	17,742	—	(1,005)	(37)	—	—	16,700
Fixed income	9,110	—	(1,996)	71	447	—	7,632
Total FVOCI	26,852	—	(3,001)	34	447	—	24,332
Total securities	316,595	6,023	(219,354)	612	2,347	(471)	105,752